Long-Term Debt (Schedule Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Outstanding Balance, 2011		$ 16,523
Outstanding Balance, 2012	15,569	15,569
Outstanding Balance, 2013	75,574	574
Outstanding Balance, 2014	75,581	581
Outstanding Balance, 2015	51,087	87
Outstanding Balance, 2016	76,094	75,094
Outstanding Balance, Thereafter	529,277	528,305
Outstanding Balance, Total	823,182	636,733
Average Rate, 2011		2.01%
Average Rate, 2012	2.12%	2.12%
Average Rate, 2013	1.11%	4.54%
Average Rate, 2014	1.62%	4.75%
Average Rate, 2015	2.01%	7.97%
Average Rate, 2016	4.03%	4.05%
Average Rate, Thereafter	3.46%	3.46%
Average Rate, Total	3.01%	3.46%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Outstanding Balance, 2011		16,460
Outstanding Balance, 2012	15,500	15,500
Outstanding Balance, 2013	75,500	500
Outstanding Balance, 2014	75,500	500
Outstanding Balance, 2015	51,000
Outstanding Balance, 2016	1,000
Outstanding Balance, Thereafter	303,314	302,342
Outstanding Balance, Total	521,814	335,302
Average Rate, 2011		1.99%
Average Rate, 2012	2.09%	2.09%
Average Rate, 2013	1.11%	4.03%
Average Rate, 2014	1.61%	4.23%
Average Rate, 2015	2.00%
Average Rate, 2016	2.05%
Average Rate, Thereafter	3.02%	3.02%
Average Rate, Total	2.41%	2.93%
Broker Repurchase Agreements [Member]
Debt Instrument [Line Items]
Outstanding Balance, 2016	75,000	75,000
Outstanding Balance, Thereafter	225,000	225,000
Outstanding Balance, Total	300,000	300,000
Average Rate, 2016	4.05%	4.05%
Average Rate, Thereafter	4.03%	4.03%
Average Rate, Total	4.04%	4.04%
Other Borrowings [Member]
Debt Instrument [Line Items]
Outstanding Balance, 2011		63
Outstanding Balance, 2012	69	69
Outstanding Balance, 2013	74	74
Outstanding Balance, 2014	81	81
Outstanding Balance, 2015	87	87
Outstanding Balance, 2016	94	94
Outstanding Balance, Thereafter	963	963
Outstanding Balance, Total	$ 1,368	$ 1,431
Average Rate, 2011		7.97%
Average Rate, 2012	7.97%	7.97%
Average Rate, 2013	7.97%	7.97%
Average Rate, 2014	7.97%	7.97%
Average Rate, 2015	7.97%	7.97%
Average Rate, 2016	7.97%	7.97%
Average Rate, Thereafter	7.97%	7.97%
Average Rate, Total	7.97%	7.97%